Consolidated Statements of Financial Position (Parentheticals) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Accounts payable VIE amount	¥ 12,863	¥ 9,037
Investors’ deposit VIE amount	72,189	2,970
Other payables and accrued expenses VIE amount	57,857	17,942
Lease liabilities, current VIE amount	7,659	6,341
Income taxes payable VIE amount	1,106	719
Other tax liabilities VIE amount	10,940	9,300
Advance receipts VIE amount		421
Lease liabilities, non-current VIE amount	¥ 7,351	¥ 11,827
Ordinary shares authorized (in Shares)	2,000,000,000	2,000,000,000
Ordinary shares, issued (in Shares)	90,472,014	90,472,014
Ordinary shares, outstanding (in Shares)	90,472,014	90,472,014
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.001	¥ 0.001